SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of summary of significant accounting policies [abstract]
Schedule of Main Exchange Rates Used for Preparation of Financial Statements
The following table summarizes the main exchange rates used for the preparation of the Interim Financial Statements:

		Average rates		Closing rates
Foreign exchange rate for 1 Euro		Six months ended June 30,		At June 30,	At December 31,
		2024	2023	2024	2023
U.S. Dollars	USD	1.0812	1.0805	1.0705	1.1050
Swiss Francs	CHF	0.9612	0.9855	0.9634	0.9260
Czech Koruna	CZK	25.0118	23.6858	25.0250	24.7240